Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 109,537	$ 35,933
Advances to suppliers	3,505	4,519
Prepaid expenses and other current assets	358	410
Total current assets	113,400	40,862
Noncurrent assets:
Property and equipment, net	184	209
Operating lease right-of-use assets	2,174	2,538
Other noncurrent assets	1,280	946
Total noncurrent assets	3,638	3,693
Total assets	117,038	44,555
Current liabilities:
Accounts payable	2,216	2,537
Accrued expenses	5,607	5,861
Due to related parties		29
Current portion of operating lease liabilities	787	537
Deferred revenue	1,350
Other current liabilities	3,806	1,089
Total current liabilities	13,766	10,053
Noncurrent liabilities:
Long-term loans	2,167	1,436
Operating lease liabilities	1,359	1,935
Deferred revenue	7,925
Total noncurrent liabilities	11,451	3,371
Total liabilities	25,217	13,424
Commitments and contingencies
Mezzanine Equity
Contingently redeemable noncontrolling interests	5,196
Equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 27,885,613 and 39,141,913 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	4	3
Additional paid-in capital	366,451	246,979
Accumulated deficit	(277,818)	(216,845)
Accumulated other comprehensive income (loss)	(297)	140
Total BeyondSpring Inc.’s shareholders’ equity	88,340	30,277
Noncontrolling interests	(1,715)	854
Total equity	86,625	31,131
Total liabilities, mezzanine equity and equity	$ 117,038	$ 44,555